Note 1 - The Company and Description of Business (10-Q) (Details Textual) $ in Millions, $ in Millions	Jan. 31, 2023 USD ($)	Jan. 01, 2023 USN ($)
National Institute of Aging Grant [Member]
Government Assistance, Asset	$ 21	$ 21